Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables [Abstract]
Schedule of Credit Risk Exposure of the Company’s Trade Receivables	Information about the credit risk exposure of the Company’s trade receivables as of December 31, 2023 and December 31, 2022 is detailed in the trade receivables aging as follows:
	As of December 31,	As of December 31,
	2023	2022
1 - 30 days	353	501
31 - 60 days	119	99
61 - 90 days	63	53
> 91 days	230	85
Allowance for ECL	(51)	(37)
	714	701